UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management
Address: 2450 Colorado Ave
         Suite 100 E
         Santa Monica, CA  90404

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Petitt
Title:     Executive Vice President
Phone:     (310) 576-3530

Signature, Place, and Date of Signing:

     /s/ Christopher D. Petitt     Santa Monica, CA     August 14, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $53,461 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERCO                         PFD 8.5%         23586209     278.3    11000 SH       SOLE                    11000        0        0
AMERCO                         NOTE 9%          023586AJ9    182.6   177324 PRN      SOLE                   177324        0        0
AMERCO                         NOTE 12%         023586AL4   1250.1  1219655 PRN      SOLE                  1219655        0        0
AMERICAN AIRLINE               NOTE 8.39%       02378JAA6      720  1000000 PRN      SOLE                  1000000        0        0
AMERICAN AIRLINE               NOTE 9.07%       02378FAB2    569.2 779744.34 PRN      SOLE                  779744        0        0
APCOA INC                      NOTE 9.25%       049164AP1      450   500000 PRN      SOLE                   500000        0        0
ATLAS AIR INC                  NOTE 8.707%      049164BE5   1706.7  2000000 PRN      SOLE                  2000000        0        0
BALLY TOTAL FITNESS HLDG       NOTE 10.5%       05873KAJ7   1402.5  1500000 PRN      SOLE                  1500000        0        0
FALCON FINANCIAL INVESTMENT    COM              306032103    905.9   116149 SH       SOLE                   116149        0        0
IAC/INTERACTIVECORP            COM              44919P102    224.2     7440 SH       SOLE                     7440        0        0
INTEGRAMED AMERICA INC         COM              45810N302     56.8     8250 SH       SOLE                     8250        0        0
INTERNATIONAL WIRE GROUP       NOTE 11.75%      460933AE4      690  1000000 PRN      SOLE                  1000000        0        0
J RAY MCDERMOTT SA             NOTE 11%         580043AB3     1820  2000000 PRN      SOLE                  2000000        0        0
January 06 Puts on WIN US      PUT              YHH+MA          36      300 SH  PUT  SOLE                      300        0        0
KMART HOLDING CORP             COM              498780105     3590    50000 SH       SOLE                    50000        0        0
LEVI STRAUSS & CO              NOTE 7%          52736RAF9    233.7   250000 PRN      SOLE                   250000        0        0
LEVI STRAUSS & CO              NOTE 12.25%      52736RAN2   1462.5  1500000 PRN      SOLE                  1500000        0        0
LIBERTY MEDIA CORP-A           COM              530718105   2004.7   223000 SH       SOLE                   223000        0        0
LIBERTY MEDIA INTL INC-A       COM              530719103     37.1     1000 SH       SOLE                     1000        0        0
ML MACADAMIA ORCHARDS LP-UT    COM              55307U107     66.5    16200 SH       SOLE                    16200        0        0
NEWS CORP LTD-SPONS ADR        COM              652487703    473.5    13370 SH       SOLE                    13370        0        0
October 04 Puts on WIN US      PUT              9742808VA        3      100 SH  PUT  SOLE                      100        0        0
OXFORD AUTOMOTIVE INC          NOTE 12%         690903AK5      185   250000 PRN      SOLE                   250000        0        0
PEGASUS COMMUNICAT-6.5 PFD     COM              705904506    367.5    10000 SH       SOLE                    10000        0        0
SAC HOLDINGS                   NOTE 8.5%        78572HAA4    279.2   295541 PRN      SOLE                   295541        0        0
SANDISK CORP                   NOTE CONV 4.5%   80004CAB7  11843.7  5000000 PRN      SOLE                  5000000        0        0
SANDISK CORP                   COM              80004C101  11768.9   542600 SH       SOLE                   542600        0        0
STEPHAN COMPANY (THE)          COM              858603103    53.02    11000 SH       SOLE                    11000        0        0
SYMS CORP                      COM              871551107   1266.7   136800 SH       SOLE                   136800        0        0
TENET HEALTHCARE CORP          COM              88033G100    134.1    10000 SH       SOLE                    10000        0        0
TENET HEALTHCARE CORP          NOTE 6.5%        88033GAW0    842.5  1000000 PRN      SOLE                  1000000        0        0
TRAINS HY-2004-1               NOTE VAR         87613YAH4     4165  4000000 PRN      SOLE                  4000000        0        0
TRICO MARINE SERVICES          NOTE 8.875%      896106AN1      950  2000000 PRN      SOLE                  2000000        0        0
UNITEDGLOBALCOM INC -CL A      COM              913247508    14.52     2000 SH       SOLE                     2000        0        0
VECTURA GROUP INC              NOTE 11.25%      025198AE2     1140  3000000 PRN      SOLE                  3000000        0        0
WINN-DIXIE PASS-THRU TR        NOTE 7.803%      974272AA4    707.5 862834.209 PRN      SOLE                 862834        0        0
WINN-DIXIE PASS-THRU TR        NOTE 8.181%      974272AB2     1580  2000000 PRN      SOLE                  2000000        0        0